Business Segment Information (Geographic Region) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Assets	$ 67,498.8	$ 47,880.0	$ 47,139.0
Total Revenue from continuing operations	3,884.9	3,624.9	3,533.9
Income (loss) before income taxes	578.5	680.8	734.2
Income (loss) from continuing operation, before attribution of noncontrolling interests	1,066.9	1,078.7	650.3
Assets of discontinued operation	500.5		3,821.4
U.S. [Member]
Total Assets	55,550.4	34,985.8	34,121.0
Total Revenue from continuing operations	2,565.3	2,174.3	2,201.7
Income (loss) before income taxes	238.8	342.4	374.2
Income (loss) from continuing operation, before attribution of noncontrolling interests	808.7	740.9	354.6
Europe [Member]
Total Assets	8,390.9	7,950.5	7,679.6
Total Revenue from continuing operations	769.2	857.7	807.4
Income (loss) before income taxes	149.0	161.2	167.3
Income (loss) from continuing operation, before attribution of noncontrolling interests	101.0	175.4	121.5
Other Foreign [Member]
Total Assets	3,557.5	4,943.7	5,338.4
Total Revenue from continuing operations	550.4	592.9	524.8
Income (loss) before income taxes	190.7	177.2	192.7
Income (loss) from continuing operation, before attribution of noncontrolling interests	157.2	162.4	174.2
Canada [Member]
Income (loss) before income taxes	131.9	72.6	79.5
Income (loss) from continuing operation, before attribution of noncontrolling interests	98.2	57.4	69.2
Caribbean [Member]
Income (loss) before income taxes	42.2	161.0	103.3
Income (loss) from continuing operation, before attribution of noncontrolling interests	48.9	161.7	103.4
CIT Group Inc. [Member]
Total Assets	23,400.6	25,540.1
Income (loss) before income taxes	636.0	153.9	129.0
Income (loss) from continuing operation, before attribution of noncontrolling interests	$ 1,463.2	$ 923.5	$ 496.9